Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 704	$ 454	$ 483
Charged to Costs and Expenses	[1]	1,474	1,416	1,032
Charged to Other Accounts	[2]	0	0	(32)
Acquisitions	[3]	0	214	0
Deductions	[4]	1,517	1,380	1,029
Balance at End of Period		661	704	454
Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		2,141	1,182	927
Charged to Costs and Expenses		81	283	0
Charged to Other Accounts	[5]	61	373	445
Acquisitions	[3]	0	420	0
Deductions	[6]	0	117	190
Balance at End of Period		$ 2,283	$ 2,141	$ 1,182

[1]
(a) Includes amounts previously written off which were credited directly to this account when recovered. Excludes direct charges and credits to expense for nontrade receivables in the consolidated statements of income.

[2]	(b) Includes amounts related to long-distance carrier receivables which were billed by AT&T.
[3]	(c) Acquisitions of DIRECTV and wireless properties in Mexico in 2015.
[4]	(d) Amounts written off as uncollectible, or related to divested entities.
[5]	(a) Includes current year reclassifications from other balance sheet accounts.
[6]	(c) Reductions to valuation allowances related to deferred tax assets.